Post-Employment and Other Long-Term Employees Benefits (Tables)	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Changes in Benefit Obligation and Plan Assets
The changes in benefit obligation and plan assets were as follows:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Change in benefit obligation:
Benefit obligation at beginning of year	1,008	886	99	86
Service cost	32	28	23	17
Interest cost	36	35	3	3
Employee contributions	6	5	—	—
Plan amendments	3	(1)	—	—
Benefits paid	(39)	(18)	(12)	(9)
Effect of settlement	(11)	(1)	—	—
Actuarial (gain) loss	(5)	39	1	(2)
Foreign currency translation	(38)	35	(5)	4
Benefit obligation at end of year	992	1,008	109	99
Change in plan assets:
Plan assets at fair value at beginning of year	654	567	—	—
Actual return on plan assets	18	38	—	—
Employer contributions	25	26	—	—
Employee contributions	6	5	—	—
Benefits paid	(25)	(4)	—	—
Effect of settlement	(11)	(1)	—	—
Foreign currency translation	(21)	23	—	—
Plan assets at fair value at end of year	646	654	—	—
Funded status	(346)	(354)	(109)	(99)
Amounts recorded in the consolidated balance sheets
Other investments and other non-current assets	22	15	—	—
Other payables and accrued liabilities	(15)	(15)	(10)	(7)
Other non-current liabilities	—	—	(99)	(92)
Post-employment benefit obligations	(353)	(354)	—	—
Net amount recorded	(346)	(354)	(109)	(99)

Accumulated Other Comprehensive Income (Loss) Before Tax Effects
The components of accumulated other comprehensive loss (income) before tax effects were as follows:

	Actuarial (gains)/losses	Prior service cost	Total
Accumulated other comprehensive loss as of December 31, 2022	49	1	50
Net amount generated/arising in current year	25	(1)	24
Amortization	(6)	(1)	(7)
Foreign currency translation adjustment	1	—	1
Accumulated other comprehensive loss as of December 31, 2023	69	(1)	68
Net amount generated/arising in current year	7	3	10
Amortization	(8)	—	(8)
Foreign currency translation adjustment	(1)	—	(1)
Accumulated other comprehensive loss as of December 31, 2024	67	2	69

Schedule of Accumulated Benefit Obligations	The accumulated benefit obligations were as follows:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Accumulated benefit obligations	880	808	45	35

Components of Net Periodic Benefit Cost
The components of the net periodic benefit cost included the following:

	Pension Benefits			Other Long-term Benefits
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Service cost	32	28	33	23	17	17
Interest cost	36	35	27	3	3	1
Expected return on plan assets	(29)	(24)	(23)	—	—	—
Amortization of actuarial net loss (gain)	8	6	6	1	(2)	(14)
Amortization of prior service cost	—	1	1	—	—	—
Effect of settlement	—	1	—	—	—	—
Net periodic benefit cost	47	47	44	27	18	4

Weighted Average Assumptions Used in Determination of Benefit Obligation and Plan Assets
The weighted average assumptions used to determine the benefit obligation and the periodic benefit costs for pension plans and other long-term benefits were as follows:

	2024	2023	2022
Benefit obligation
Discount rate	3.86%	3.73%	4.18%
Salary increase rate	2.40%	2.17%	2.31%
Net periodic benefit cost
Discount rate	3.73%	4.18%	1.84%
Salary increase rate	2.17%	2.31%	2.27%
Expected long-term rates of return on plan assets	3.01%	2.66%	3.19%

Pension Plan Asset Allocation
The Company’s pension plan asset allocation as of December 31, 2024 and December 31, 2023 is as follows:

	Percentage of Plan Assets at December
Asset Category	2024	2023
Cash and cash equivalents	1%	1%
Equity securities	14%	13%
Government debt securities	10%	11%
Corporate debt securities	14%	19%
Investments in funds(a)	16%	15%
Real estate	1%	1%
Other (mainly insurance assets – contracts and reserves)	44%	40%
Total	100%	100%

(a)     As of December 31, 2024, investments in funds were composed of commingled and multi-strategy funds invested in diversified portfolios of fixed income (69%) - mainly corporate bonds, time deposits and money market (15%), equities (14%) and other instruments (2%). As of December 31, 2023, investments in funds were composed of commingled and multi-strategy funds invested in diversified portfolios of fixed income (68%) - mainly corporate bonds, equities (24%), time deposits and money market (5%) and other instruments (3%).

Pension Plan Asset Allocation Including Fair-Value Measurements
The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as of December 31, 2024 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	7	7	—	—
Equity securities	91	1	90	—
Government debt securities	63	—	63	—
Corporate debt securities	94	—	77	17
Investment funds	106	16	90	—
Real estate	10	—	10	—
Other (mainly insurance assets – contracts and reserves)	275	—	60	215
TOTAL	646	24	390	232
The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as of December 31, 2023 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	7	7	—	—
Equity securities	87	1	86	—
Government debt securities	69	—	69	—
Corporate debt securities	123	—	101	22
Investment funds	100	14	86	—
Real estate	9	—	9	—
Other (mainly insurance assets – contracts and reserves)	259	—	48	211
TOTAL	654	22	399	233

Reconciliation for Plan Assets Measured at Fair Value Using Unobservable Inputs (Level 3)
For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2024 and December 31, 2024 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2024	233
Contributions (employer and employee)	25
Actual return on plan assets (b)	15
Net benefit payments (a)	(13)
Settlements (b)	(11)
Foreign currency translation adjustment (c)	(17)
December 31, 2024	232

(a)    Net cash flows between benefits paid from the insurance contracts and benefits transferred into the insurance contracts by employees.
(b)    Included in non operating expenses in the consolidated statement of income.
(c)    Unrealized losses included in the consolidated statement of comprehensive income.
For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2023 and December 31, 2023 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2023	178
Contributions (employer and employee)	21
Actual return on plan assets (b)	4
Net benefit payments (a)	14
Settlements (b)	(1)
Foreign currency translation adjustment (c)	17
December 31, 2023	233

(a)    Net cash flows between benefits paid from the insurance contracts and benefits transferred into the insurance contracts by employees.
(b)    Included in non operating expenses in the consolidated statement of income.
(c)    Unrealized gains included in the consolidated statement of comprehensive income.

Estimated Future Benefit Payments	The Company’s estimated future benefit payments as of December 31, 2024 are as follows:

Years	Pension Benefits	Other Long-term Benefits
2025	69	10
2026	63	10
2027	55	10
2028	59	10
2029	66	12
From 2030 to 2034	380	47